Supplement dated January 1, 2008 to Prospectuses dated May 1, 2007 for IQ(3)
                       THE SMARTANNUITY AND PINNACLE III
                   Issued by INTEGRITY LIFE INSURANCE COMPANY
             Through its Separate Account I and Separate Account II


This is a supplement to the prospectuses identified above, which describes a change in the operating expenses of the Touchstone VST Portfolios available through the Variable Investment Options in your variable annuity. Please retain this supplement to your prospectus for future reference.

Effective on January 1, 2008, the Touchstone Variable Series Trust ("Trust") will implement a Shareholder Servicing Plan ("Plan"), which adds a fee in the amount of 0.25% of assets to all classes of all portfolios of the Trust. The existing 12b-1 Plan on the service class shares of the Trust's Portfolios will become dormant as of January 1, 2008.

Effective on January 1, 2008, PART 1 - FEES AND EXPENSE TABLES AND SUMMARY, in the section titled "TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES," your prospectus is amended as follows:

The table below shows the total operating expenses charged by the Touchstone portfolios. This information replaces the information in the table in your prospectus with regard to the Touchstone VST Portfolios. More detail concerning these fees and expenses is contained in the Touchstone VST Portfolio prospectuses.

 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:

------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
                                                                                12B-1                    ACQUIRED
PORTFOLIO                                                       MANAGEMENT    FEE OR        OTHER       FUND FEES       TOTAL
                                                                   FEES       SERVICE      EXPENSES        AND          ANNUAL
                                                                                FEES                     EXPENSES      EXPENSES
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Balanced Fund(11)                                  0.80%         0.25%       0.53%          N/A          1.58%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Baron Small Cap Fund(11)                           1.05%         0.25%       0.50%          N/A          1.80%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Core Bond Fund(11)                                 0.55%         0.25%       0.46%          N/A          1.26%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Eagle Capital Appreciation Fund(11)                0.75%         0.25%       0.48%         0.01%         1.49%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Growth & Income Fund(11)                           0.80%         0.25%       0.51%         0.02%         1.58%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST High Yield Fund(11)                                0.50%         0.25%       0.48%          N/A          1.23%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Large Cap Core Equity Fund(11), (13)               0.65%         0.25%       0.55%          N/A          1.45%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Mid Cap Growth Fund(11)                            0.80%         0.25%       0.48%          N/A          1.53%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Money Market Fund, Initial Class(11), (14)         0.18%        0.25 %       0.37%          N/A          0.80%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Money Market Fund, Service Class(11), (15)         0.18%        0.25 %       0.37%          N/A          0.80%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Third Avenue Value Fund(11)                        0.79%         0.25%       0.36%         0.02%         1.42%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Value Plus Fund(11)                                0.75%         0.25%       0.69%         0.01%         1.70%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Aggressive ETF Fund(11)                            0.40%         0.25%       0.77%         0.20%         1.62%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Conservative ETF Fund(11)                          0.40%         0.25 %      0.99%         0.18%         1.82%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Enhanced ETF Fund(11)                              0.40%         0.25%       0.45%         0.26%         1.36%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------
Touchstone VST Moderate ETF Fund(11)                              0.40%         0.25%       0.62%         0.20%         1.47%
------------------------------------------------------------- --------------- ---------- ------------- ------------- -------------


(11) The advisor has contractually agreed until at least December 31, 2008 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

--------------------------------- -------------------------------------------- ------------------------------------------------
   Touchstone Variable Series        Net Total Expenses after Waivers and           Net Total Expenses after Waivers and
        Trust Portfolio           Reimbursements with Acquired Fund Fees and    Reimbursements without Acquired Fund Fees and
                                                   Expenses                                       Expenses
--------------------------------- -------------------------------------------- ------------------------------------------------
Balanced                                             1.15%                                          1.15%
--------------------------------- -------------------------------------------- ------------------------------------------------
Baron Small Cap                                      1.55%                                          1.55%
--------------------------------- -------------------------------------------- ------------------------------------------------
Core Bond                                            1.00%                                          1.00%
--------------------------------- -------------------------------------------- ------------------------------------------------


--------------------------------- -------------------------------------------- ------------------------------------------------
   Touchstone Variable Series        Net Total Expenses after Waivers and           Net Total Expenses after Waivers and
        Trust Portfolio           Reimbursements with Acquired Fund Fees and    Reimbursements without Acquired Fund Fees and
                                                   Expenses                                       Expenses
--------------------------------- -------------------------------------------- ------------------------------------------------
Eagle Capital Appreciation                           1.14%                                          1.13%
--------------------------------- -------------------------------------------- ------------------------------------------------
Growth & Income                                      1.12%                                          1.10%
--------------------------------- -------------------------------------------- ------------------------------------------------
High Yield                                           1.05%                                          1.05%
--------------------------------- -------------------------------------------- ------------------------------------------------
Large Cap Core Equity                                1.00%                                          1.00%
--------------------------------- -------------------------------------------- ------------------------------------------------
Mid Cap Growth                                       1.17%                                          1.17%
--------------------------------- -------------------------------------------- ------------------------------------------------
Money Market, Initial Class                          0.75%                                          0.75%
--------------------------------- -------------------------------------------- ------------------------------------------------
Money Market, Service Class                          0.75%                                          0.75%
--------------------------------- -------------------------------------------- ------------------------------------------------
Third Avenue Value                                   1.11%                                          1.09%
--------------------------------- -------------------------------------------- ------------------------------------------------
Value Plus                                           1.41%                                          1.40%
--------------------------------- -------------------------------------------- ------------------------------------------------
Aggressive ETF                                       0.95%                                          0.75%
--------------------------------- -------------------------------------------- ------------------------------------------------
Conservative ETF                                     0.93%                                          0.75%
--------------------------------- -------------------------------------------- ------------------------------------------------
Enhanced ETF                                         1.01%                                          0.75%
--------------------------------- -------------------------------------------- ------------------------------------------------
Moderate ETF                                         0.95%                                          0.75%
--------------------------------- -------------------------------------------- ------------------------------------------------


(13) Formerly Touchstone VST Enhanced Dividend 30

(14) Offered only in the Pinnacle III variable annuity

(15) Offered only in the IQ(3) The SmartAnnuity variable annuity

Part 10 - PRIOR CONTRACTS section of the IQ(3) THE SMARTANNUITY prospectus is amended as follows:

The table below shows the total operating expenses charged by the Touchstone VST Money Market portfolio. This information replaces the information in the table in your prospectus with regard to this Portfolio.

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:

---------------------------------------------------------- ------------------ ---------- ------------- ------------- -------------
                                                                                12B-1                    ACQUIRED
PORTFOLIO                                                     MANAGEMENT      FEE OR        OTHER       FUND FEES       TOTAL
                                                                 FEES         SERVICE      EXPENSES        AND          ANNUAL
                                                                                FEES                     EXPENSES      EXPENSES
---------------------------------------------------------- ------------------ ---------- ------------- ------------- -------------
Touchstone VST Money Market Fund, Initial Class(12)              0.18%         0.25 %       0.37%          N/A          0.80%
---------------------------------------------------------- ------------------ ---------- ------------- ------------- -------------


(12) The advisor has contractually agreed until at least December 31, 2008 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses to 0.75%